UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21474
Oppenheimer Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2009

Item 1. Reports to Stockholders.
LIMITED TERM January 31, 2009 Oppenheimer Management Limited Term Commentaries California Municipal and Semiannual Fund Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Managers Listing of Top Holdings SEMIANNUAL REPORT Listing of Investments Financial Statements “Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.” — Dan Loughran, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	23.2%
Single-Family Housing	14.3
Special Tax	9.3
General Obligation	7.8
Gas Utilities	7.2
Hospital/Health Care	5.6
Multifamily Housing	4.1
Resource Recovery	2.7
Electric Utilities	2.7
Government Appropriation	2.7
Portfolio holdings are subject to change. Percentages are as of January 31, 2009, and are based on the total market value of investments.

Credit Allocation

AAA	5.1%
AA	26.0
A	14.8
BBB	44.8
BB or lower	9.3
Allocations are subject to change. Percentages are as of January 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 15.58% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.8000.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2008	January 31, 2009	January 31, 2009

Actual
Class A	$1,000.00	$923.00	$5.93
Class B	1,000.00	920.30	10.51
Class C	1,000.00	922.20	9.74

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.06	6.23
Class B	1,000.00	1,014.32	11.03
Class C	1,000.00	1,015.12	10.21
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.22%
Class B	2.16
Class C	2.00
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2009 / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Municipal Bonds and Notes—105.8%
California—98.8%
$695,000	Adelanto, CA Improvement Agency, Series B1	5.500%	12/01/2023	06/01/2009	A	$699,782
210,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	07/12/2023	B	162,248
25,000	Alvord, CA Unified School District Community Facilities District[1]	6.200	09/01/2025	04/02/2024	B	20,460
20,000	Apple Valley, CA Improvement Bond Act 1915[1]	6.900	09/02/2015	12/07/2012	B	19,962
15,000	Aromas, CA Water District[1]	5.600	09/01/2018	04/02/2017	B	12,857
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	06/01/2019		12,718
25,000	Azusa, CA COP[1]	5.750	08/01/2020	02/01/2009	A	25,397
35,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.600	09/02/2020	03/02/2016	B	29,129
45,000	Bakersfield, CA Improvement Bond Act 1915[1]	6.100	09/02/2024	10/15/2022	B	36,918
25,000	Beaumont, CA Financing Authority, Series A1	5.700	09/01/2035	10/10/2033	B	17,123
130,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	07/01/2018	B	114,994
55,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	04/01/2030	B	39,577
30,000	Belmont, CA Redevel. Agency (Los Costano Community Devel.)[1]	5.500	08/01/2016	02/01/2009	A	30,029
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750	05/01/2034	06/29/2032	B	35,070
750,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	6.200	05/01/2031	10/18/2023	B	571,215
145,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.375	09/01/2028	11/21/2022	B	102,067
80,000	Brentwood, CA Improvement Bond Act 1915[1]	6.800	09/02/2017	07/06/2014	B	77,597
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)[1]	5.875	09/02/2020	03/30/2019	B	25,573
205,000	Brisbane, CA Public Financing Authority[1]	6.000	05/01/2026	07/25/2023	B	159,090
35,000	Buena Park, CA Special Tax (Park Mall)[1]	6.125	09/01/2033	10/15/2031	B	25,984
250,000	Burbank, CA Community Facilities District Special Tax[1]	5.200	12/01/2023	06/24/2022	B	186,530
25,000	Burbank, CA Public Service Dept.[1]	5.125	06/01/2016	06/01/2009	A	25,318
280,000	CA ABAG Finance Authority for NonProfit Corporations (Lincoln Glen Manor)[1]	6.100	02/15/2025	02/15/2010	A	280,991
100,000	CA ABAG Finance Authority for NonProfit Corporations (San Diego Hospital Assoc.)[1]	6.125	08/15/2020	03/17/2016	B	93,408
10,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600	11/01/2023	11/01/2009	A	9,999
10,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.750	08/15/2014	02/15/2009	A	10,017
20,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800	03/01/2023	03/01/2009	A	20,001
F1 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$150,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	5.850%		10/01/2027	09/17/2023	B	$108,851
55,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	6.100		10/01/2017	02/22/2014	B	48,188
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Episcopal Homes Foundation)[1]	5.125		07/01/2013	07/01/2010	A	25,169
90,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	05/15/2009	A	90,618
30,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	05/15/2009	A	30,017
725,000	CA ABAG Finance Authority for NonProfit Corporations COP (Lytton Gardens)[1]	6.000		02/15/2019	02/15/2009	A	729,314
65,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	06/15/2009	A	66,102
100,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.500		01/01/2033	01/01/2029	B	71,518
2,455,000	CA Aztec Shops Auxiliary Organization (San Diego State University)[1]	6.000		09/01/2031	05/02/2029	B	1,788,124
9,420,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	03/18/2015	B	764,527
1,810,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2021	03/15/2014	C	1,146,653
1,240,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2028	09/12/2018	B	640,324
4,035,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2028	01/16/2017	B	2,516,307
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2036	11/23/2021	B	2,357,100
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	06/01/2011	B	205,883
1,705,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	11/23/2011	B	1,331,042
25,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	06/01/2014	B	20,055
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	03/28/2017	B	188,022
280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/27/2019	B	176,680
765,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	06/01/2012	B	616,353
665,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	05/01/2018	B	439,113
F2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000%		06/01/2042	01/01/2020	B	$280,592
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	09/09/2028	B	190,246
51,520,000	CA County Tobacco Securitization Agency (TASC)	6.192	[2]	06/01/2050	01/02/2026	B	594,541
50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	06/11/2017	B	33,961
85,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2027	09/09/2024	B	83,216
60,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2028	06/01/2009	A	59,996
3,395,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.450		12/01/2019	12/01/2009	A	3,435,401
10,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.500		12/01/2018	12/01/2010	A	10,027
5,950,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.500		12/01/2019	01/09/2012	A	5,965,470
25,000	CA Dept. of Water Resources (Center Valley)[1]	5.000		12/01/2029	06/01/2009	A	25,000
15,000	CA Dept. of Water Resources (Center Valley)[1]	5.125		12/01/2011	06/01/2009	A	15,046
15,000	CA Dept. of Water Resources (Center Valley)[1]	5.125		12/01/2012	06/01/2009	A	15,044
45,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		12/01/2017	06/01/2009	A	45,092
515,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	07/01/2009	A	515,438
310,000	CA Dept. of Water Resources (Center Valley)[1]	5.375		12/01/2027	06/01/2009	A	309,067
25,000	CA Dept. of Water Resources (Center Valley)[1]	5.400		07/01/2012	07/01/2009	A	25,079
25,000	CA East Side Union High School District[1]	5.250		09/01/2025	03/01/2009	A	25,070
45,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	04/01/2017		39,152
25,000	CA Educational Facilities Authority (California College of Arts and Crafts)[1]	5.875		06/01/2030	07/11/2028	B	18,227
5,000	CA Educational Facilities Authority (College and University Financing)[1]	6.125		06/01/2009	06/01/2009		5,021
5,000	CA Educational Facilities Authority (College and University Financing)[1]	6.250		06/01/2018	06/01/2009	A	5,021
85,000	CA Educational Facilities Authority (Dominican University of California/ Harvey Mudd College Obligated Group)[1]	5.500		03/01/2011	03/01/2009	A	85,283
15,000	CA Educational Facilities Authority (Los Angeles College of Chiropractic)[1]	5.600		11/01/2017	10/12/2013	B	12,176
50,000	CA Educational Facilities Authority (Stanford University)[1]	5.125		01/01/2031	07/01/2009	A	50,002
35,000	CA Educational Facilities Authority (University of Southern California)[1]	5.000		10/01/2028	10/01/2010	A	34,998
335,000	CA Financing Authority (Wastewater Improvement)[1]	6.100		11/01/2033	12/17/2031	B	247,659
60,000	CA GO1	4.800		08/01/2014	02/01/2009	A	60,079
25,000	CA GO1	5.000		06/01/2017	06/02/2009	A	25,053
25,000	CA GO1	5.000		06/01/2019	06/02/2009	A	25,013
5,000	CA GO1	5.000		06/01/2019	06/01/2011	A	5,078
F3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$5,000	CA GO1	5.000%	02/01/2021	08/01/2009	A	$5,001
100,000	CA GO1	5.000	11/01/2022	05/01/2009	A	100,472
75,000	CA GO1	5.000	10/01/2023	04/01/2009	A	74,995
10,000	CA GO1	5.000	10/01/2023	04/01/2009	A	10,015
45,000	CA GO1	5.000	02/01/2025	08/01/2009	A	44,261
10,000	CA GO1	5.000	02/01/2025	08/01/2009	A	9,965
60,000	CA GO1	5.100	03/01/2010	03/01/2009	A	60,160
25,000	CA GO1	5.125	10/01/2027	10/01/2009	A	24,513
25,000	CA GO1	5.150	12/01/2013	06/01/2009	A	25,029
15,000	CA GO1	5.200	06/01/2010	06/01/2009	A	15,162
105,000	CA GO1	5.250	06/01/2011	06/01/2009	A	106,036
25,000	CA GO1	5.250	10/01/2013	04/01/2009	A	25,149
20,000	CA GO1	5.250	06/01/2016	06/01/2009	A	20,191
25,000	CA GO1	5.250	04/01/2018	04/01/2009	A	25,023
10,000	CA GO1	5.250	04/01/2019	04/01/2009	A	10,007
10,000	CA GO1	5.250	04/01/2021	04/01/2009	A	10,003
160,000	CA GO1	5.250	06/01/2021	06/01/2009	A	160,230
10,000	CA GO1	5.250	02/01/2029	02/01/2013	A	9,828
10,000	CA GO1	5.250	02/01/2030	02/01/2012	A	9,679
15,000	CA GO1	5.300	09/01/2011	03/01/2009	A	15,038
15,000	CA GO1	5.350	12/01/2013	04/27/2011	A	15,439
15,000	CA GO1	5.375	06/01/2026	06/01/2009	A	15,006
70,000	CA GO1	5.500	03/01/2009	03/01/2009		70,225
15,000	CA GO1	5.500	03/01/2010	03/01/2009	A	15,046
100,000	CA GO1	5.500	06/01/2010	06/02/2009	A	100,292
15,000	CA GO1	5.500	06/01/2013	06/02/2009	A	15,041
55,000	CA GO1	5.500	04/01/2015	04/01/2009	A	55,372
30,000	CA GO1	5.500	04/01/2019	04/01/2009	A	30,172
15,000	CA GO1	5.500	03/01/2020	03/01/2009	A	15,039
25,000	CA GO1	5.500	03/01/2020	03/01/2009	A	25,065
20,000	CA GO1	5.500	10/01/2022	04/01/2009	A	20,016
5,000	CA GO1	5.600	09/01/2021	03/01/2009	A	5,003
70,000	CA GO1	5.625	10/01/2021	04/01/2009	A	70,386
130,000	CA GO1	5.625	10/01/2023	04/01/2009	A	130,556
10,000	CA GO1	5.625	09/01/2024	03/01/2009	A	10,004
15,000	CA GO1	5.625	10/01/2026	04/01/2009	A	15,034
75,000	CA GO1	5.750	03/01/2010	03/01/2009	A	75,248
5,000	CA GO1	5.750	03/01/2012	03/01/2009	A	5,015
35,000	CA GO1	5.750	03/01/2015	03/01/2009	A	35,107
120,000	CA GO1	5.750	11/01/2017	05/01/2009	A	121,043
35,000	CA GO1	5.750	11/01/2017	05/01/2009	A	35,304
F4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$25,000	CA GO1	5.800%		06/01/2013	06/01/2009	A	$25,076
230,000	CA GO1	5.900		04/01/2023	04/01/2009	A	233,590
35,000	CA GO1	5.900		04/01/2023	04/01/2009	A	35,051
75,000	CA GO1	5.900		03/01/2025	03/01/2009	A	75,044
20,000	CA GO1	6.000		08/01/2010	02/01/2009	A	20,401
10,000	CA GO1	6.000		05/01/2011	05/01/2009	A	10,102
25,000	CA GO1	6.000		05/01/2012	05/01/2009	A	25,254
10,000	CA GO1	6.000		10/01/2014	04/01/2009	A	10,068
20,000	CA GO1	6.000		08/01/2015	02/01/2009	A	20,387
20,000	CA GO1	6.000		05/01/2018	05/01/2009	A	20,204
5,000	CA GO1	6.000		08/01/2019	02/01/2009	A	5,040
15,000	CA GO1	6.000		10/01/2021	04/01/2009	A	15,029
85,000	CA GO1	6.000		08/01/2024	02/01/2009	A	85,411
605,000	CA GO1	6.250		10/01/2019	04/01/2009	A	609,386
295,000	CA GO (Safe Drinking Water)[1]	8.250		09/01/2010	03/01/2009	A	296,590
25,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2020	06/01/2020		23,413
5,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[3]	06/01/2037	05/22/2022	C	1,906,500
34,810,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500		06/01/2027	08/29/2012	B	25,649,400
500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2018	06/01/2018		477,680
10,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.000		07/01/2011	07/01/2009	A	10,012
145,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.000		07/01/2021	10/24/2019	B	139,858
160,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250		07/01/2023	01/06/2020	B	152,600
30,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250		07/01/2023	01/06/2020	B	28,613
175,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	6.000		07/01/2013	07/01/2009	A	175,292
65,000	CA Health Facilities Financing Authority (Community Program)[1]	7.200		01/01/2012	02/01/2009	A	65,384
50,000	CA Health Facilities Financing Authority (Downey Community Hospital)	5.750		05/15/2015	08/04/2012	B	37,609
50,000	CA Health Facilities Financing Authority (Fellowship Homes)[1]	6.000		09/01/2019	03/01/2009	A	50,033
115,000	CA Health Facilities Financing Authority (Marshall Hospital)[1]	5.000		11/01/2018	05/01/2009	A	115,049
60,000	CA Health Facilities Financing Authority (Marshall Hospital)[1]	5.125		11/01/2012	06/01/2009	A	60,095
F5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$20,000	CA Health Facilities Financing Authority (Mercy Senior Hsg.)[1]	5.800%		12/01/2018	06/01/2009	A	$20,020
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	5.500		10/01/2013	04/01/2009	A	30,053
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250		06/01/2023	06/14/2017	B	38,833
50,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100		01/01/2024	02/09/2022	B	47,010
5,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.000		08/15/2017	08/15/2009	A	5,031
135,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.125		08/15/2022	08/15/2009	A	135,092
30,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.375		08/15/2030	05/07/2025	B	28,040
35,000	CA HFA	8.037	[2]	08/01/2015	04/14/2011	B	20,939
110,000	CA HFA	8.258	[2]	02/01/2015	02/11/2011	B	69,392
6,855,000	CA HFA (Home Mtg.)[1]	5.000		08/01/2037	01/25/2012	B	6,596,224
6,450,000	CA HFA (Home Mtg.)[4]	5.500		02/01/2042	01/01/2012	B	6,378,707
13,525,000	CA HFA (Home Mtg.)[1]	5.500		08/01/2042	09/01/2012	B	12,073,903
55,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	01/06/2026	B	48,436
35,000	CA HFA (Multifamily Hsg.)[1]	5.375		02/01/2036	08/21/2031	B	29,133
40,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2010	A	40,390
15,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2010	A	15,146
445,000	CA HFA (Multifamily Hsg.)[1]	5.450		08/01/2028	04/13/2024	B	419,034
85,000	CA HFA (Multifamily Hsg.)[1]	5.850		02/01/2010	02/01/2009	A	85,162
630,000	CA HFA (Multifamily Hsg.)[1]	5.950		08/01/2028	08/29/2024	B	629,276
320,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2016	02/01/2009	A	320,374
130,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2027	02/01/2009	A	130,077
25,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2038	01/01/2035	B	24,297
2,360,000	CA HFA (Multifamily Hsg.)[1]	6.150		08/01/2022	02/01/2009	A	2,361,463
25,000	CA HFA (Multifamily Hsg.), Series B1	5.500		08/01/2039	03/26/2034	B	22,397
40,000	CA HFA (Multifamily Hsg.), Series B1	5.850		08/01/2010	02/01/2009	A	40,068
10,000	CA HFA (Single Family Mtg.), Series A1	5.300		08/01/2018	02/01/2010	A	10,064
2,250,000	CA Hi-Desert Memorial Health Care District[1]	5.500		10/01/2015	04/25/2014	B	2,065,028
3,240,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[1]	6.000		02/01/2033	08/30/2012	B	3,190,622
1,245,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.350	[2]	12/01/2019	12/01/2019		176,566
1,320,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.400	[2]	12/01/2020	12/01/2020		160,631
F6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$3,235,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.420%[2]	12/01/2021	12/01/2021		$328,385
15,000	CA Infrastructure and Economic Devel. (Stockton Port District)[1]	5.375	07/01/2022	02/23/2020	B	10,779
50,000	CA Infrastructure and Economic Devel. (Stockton Port District)[1]	5.500	07/01/2032	06/08/2028	B	32,715
1,350,000	CA Inland Empire Tobacco Securitization Authority[1]	5.000	06/01/2021	06/23/2013	B	1,236,047
235,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250	11/01/2019	10/03/2015	B	200,996
65,000	CA Loan Purchasing Finance Authority[1]	5.600	10/01/2014	04/01/2009	A	65,208
35,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	07/01/2009	A	39,686
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)[1]	5.750	05/01/2024	05/01/2024		7,921
90,000	CA Mobilehome Park Financing Authority (Palomar Estates East & West)[1]	5.250	03/15/2034	01/28/2030	B	50,534
25,000	CA Padre Dam Municipal Water District COP[1]	5.500	10/01/2016	04/01/2009	A	25,138
11,260,000	CA Pollution Control Financing Authority (Pacific Gas & Electric Company)[1]	5.350	12/01/2016	12/01/2016		10,611,987
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.300	12/01/2017	06/24/2016	B	24,107
240,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500	12/01/2024	07/27/2022	B	154,649
220,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2021		219,083
805,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2021		801,643
190,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2021		189,208
20,000	CA Pollution Control Financing Authority (Southern California Edison Company)[1]	5.550	09/01/2031	09/01/2031		15,142
485,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	12/01/2026		441,806
6,000,000	CA Pollution Control Financing Authority (Waste Management of CA/USA Waste of CA Obligated Group)[5]	6.750	12/01/2027	12/01/2010	D	5,969,220
515,000	CA Port of Oakland, Series K1	5.750	11/01/2021	11/01/2021		507,048
125,000	CA Public Works[1]	5.250	12/01/2013	06/01/2009	A	125,370
115,000	CA Public Works (California Community College)[1]	5.375	03/01/2011	03/01/2009	A	115,357
45,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	04/01/2009	A	45,581
25,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	09/01/2010	A	25,005
F7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$175,000	CA Public Works (Dept. of Food and Agriculture)[1]	5.400%	06/01/2013	06/01/2009	A	$175,495
160,000	CA Public Works (State Universities)[1]	5.250	12/01/2013	06/01/2009	A	160,435
1,030,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	06/01/2009	A	1,031,061
100,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2013	03/01/2009	A	100,310
25,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2014	03/01/2009	A	25,078
20,000	CA Public Works (Various Community Colleges)[1]	5.500	09/01/2011	03/01/2009	A	20,061
50,000	CA Public Works (Various Community Colleges)[1]	5.600	04/01/2014	04/01/2009	A	50,285
6,050,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	03/01/2009	A	6,067,001
1,030,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	03/01/2009	A	1,032,894
585,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	03/01/2009	A	586,381
25,000	CA Public Works (Various State Universities)[1]	5.375	12/01/2019	06/01/2009	A	25,305
50,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	10/01/2009	A	50,060
10,000	CA Public Works (Various State Universities)[1]	5.500	09/01/2015	03/01/2009	A	10,131
5,000	CA Resource Efficiency Financing Authority COP[1]	5.500	04/01/2017	04/01/2009	A	5,032
80,000	CA River Highlands Community Services District[1]	7.750	09/02/2020	12/16/2015	B	79,270
15,000	CA River Highlands Community Services District[1]	8.125	09/02/2020	02/08/2016	B	14,915
995,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.700	02/01/2033	05/14/2029	B	887,321
1,920,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.750	02/01/2044	06/30/2013	B	1,950,797
10,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	7.500	08/01/2027	08/25/2020	B	10,201
175,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350	12/01/2029	04/01/2009	B	181,640
90,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	7.000	09/01/2029	03/01/2010	C	91,620
40,000	CA Sierra View Local Health Care District[1]	5.250	07/01/2018	02/23/2016	B	35,878
6,000,000	CA Sierra View Local Health Care District[1]	5.400	07/01/2022	01/23/2021	B	5,023,320
25,000	CA Statewide CDA[1]	6.625	09/01/2027	10/16/2025	B	20,447
10,000	CA Statewide CDA[1]	7.000	07/01/2022	06/29/2015	B	9,113
95,000	CA Statewide CDA (Bouquet Canyon)[1]	5.300	07/01/2018	07/01/2010	A	95,705
105,000	CA Statewide CDA (California Odd Fellow Hsg.)[1]	5.375	10/01/2013	04/01/2009	A	105,167
F8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$2,000,000	CA Statewide CDA (Citrus Valley Health Partners/Citrus Valley Medical Center/ Foothill Hospital Obligated Group) COP[1]	5.500%		04/01/2013	04/01/2010	A	$2,022,040
160,000	CA Statewide CDA (East Campus Apartments)[1]	5.500		08/01/2022	05/12/2019	B	141,102
500,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	02/20/2016	A	531,510
435,000	CA Statewide CDA (Eastfield Ming Quong)[1]	5.625		06/01/2020	06/01/2009	A	436,153
45,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	07/27/2036	B	33,039
250,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	10/18/2012	B	225,370
10,000	CA Statewide CDA (GP Steinbeck)[1]	5.700		09/20/2019	09/20/2014	A	10,401
85,000	CA Statewide CDA (GP Steinbeck)	5.897	[2]	09/20/2027	09/20/2027		25,988
250,000	CA Statewide CDA (Live Oak School)[1]	6.750		10/01/2030	12/19/2023	B	180,210
20,000	CA Statewide CDA (Methodist Hospital of Southern California)[1]	5.500		07/01/2010	07/01/2009	A	20,058
100,000	CA Statewide CDA (Multifamily)	5.696	[2]	09/20/2021	09/20/2021		47,908
100,000	CA Statewide CDA (Multifamily)	5.744	[2]	09/20/2023	09/20/2023		41,539
150,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	11/26/2029	B	98,574
430,000	CA Statewide CDA (Rio Bravo)[1,6,7]	6.500		12/01/2018	02/19/2014	B	329,870
560,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	02/07/2032	B	541,274
25,000	CA Statewide CDA Community Facilities District[1]	6.350		09/01/2021	09/01/2021		20,318
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000		04/01/2018	05/06/2016	B	4,895
45,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125		04/01/2023	05/07/2021	B	41,998
1,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	07/30/2010	C	995,259
875,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	04/04/2011	C	672,473
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	10/01/2017	C	163,770
45,000	CA Valley Health System COP	6.875		05/15/2023	04/02/2017	B	27,437
15,000	CA Valley Health System, Series A	6.500		05/15/2025	05/21/2021	B	9,146
65,000	CA Valley Health System, Series A5	6.500		05/15/2025	05/21/2021	B	39,631
100,000	CA Veterans GO1	4.700		12/01/2012	06/01/2009	A	100,104
950,000	CA Veterans GO1	5.125		12/01/2019	02/17/2017	B	931,608
180,000	CA Veterans GO1	5.300		12/01/2029	04/28/2026	B	151,277
310,000	CA Veterans GO, Series BH1	5.400		12/01/2016	12/01/2009	A	312,093
45,000	CA Veterans GO, Series BJ1	5.700		12/01/2032	09/16/2029	B	38,769
85,000	CA Veterans GO, Series BP1	5.500		12/01/2026	10/01/2021	B	75,601
90,000	CA Veterans GO, Series BX1	5.000		12/01/2014	06/01/2009	A	90,143
10,000	CA Veterans GO, Series BX1	5.450		12/01/2024	06/01/2009	A	10,004
F9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$75,000	CA Water Resource Devel. GO, Series N1	5.500%	06/01/2011	06/02/2009	A	$75,205
10,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2011	06/02/2009	A	10,030
25,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2014	06/01/2009	A	25,076
50,000	CA Water Resource Devel. GO, Series Q1	5.000	03/01/2016	03/01/2009	A	50,105
10,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	3.750	09/01/2010	09/01/2010		9,306
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000	09/01/2024	06/21/2021	B	80,257
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125	09/01/2031	03/23/2029	B	30,321
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750	09/01/2022	06/06/2018	C	87,086
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875	09/01/2031	04/30/2027	B	30,119
210,000	CA William S. Hart Union School District[1]	6.000	09/01/2027	04/13/2026	B	161,123
10,000	Calabasas, CA Special Tax Community Facilities District 98-1[1]	5.750	09/01/2028	06/18/2025	B	7,379
50,000	Calleguas-Las Virgines, CA Public Financing Authority Municipal Water District[1]	5.000	11/01/2023	11/01/2010	A	50,347
25,000	Campbell, CA Improvement Bond Act 1915 (Dillon-Gilman Local Improvement District)[1]	7.150	09/02/2012	09/02/2012		25,596
60,000	Camrosa, CA Water District[1]	5.500	01/15/2011	07/15/2009	A	60,193
25,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	06/01/2009	A	25,289
40,000	Capistrano, CA Unified School District (Education& Support Facilities) COP[1]	5.250	12/01/2026	06/01/2009	A	40,006
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	10/06/2021	B	66,128
130,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	03/01/2009	A	130,027
80,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.550	09/02/2028	08/29/2022	B	57,778
120,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.950	09/02/2025	10/15/2023	B	96,438
30,000	Carlsbad, CA Improvement Bond Act 1915[1]	6.000	09/02/2022	09/17/2021	B	25,091
25,000	Carlsbad, CA Unified School District COP (Aviara Oaks Middle School)[1]	5.300	06/01/2017	06/01/2009	A	25,060
125,000	Carlsbad, CA Unified School District COP (Aviara Oaks Middle School)[1]	5.300	06/01/2022	06/01/2009	A	125,174
100,000	Carson, CA Improvement Bond Act 1915[1]	7.375	09/02/2022	04/22/2017	B	91,211
65,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	8.500	10/01/2013	04/01/2009	A	65,186
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	04/01/2009	A	2,754,868
70,000	Cathedral City, CA Improvement Bond Act 1915[1]	5.950	09/02/2034	05/03/2032	B	46,775
F10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.625%	09/01/2023	09/25/2022	B	$40,750
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.700	09/01/2030	01/09/2028	B	37,888
20,000	Central CA Unified School District[1]	5.625	03/01/2018	03/01/2009	A	20,068
50,000	Central Contra Costa, CA Sanitation District[1]	5.000	09/01/2022	09/01/2011	A	51,637
150,000	Central Valley, CA Financing Authority Cogeneration Project (Carson Ice)[1]	5.200	07/01/2020	07/01/2009	A	149,991
35,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2011	09/02/2011		34,809
95,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2012	09/02/2012		93,130
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2013	09/02/2013		97,116
25,000	Chino Hills, CA Improvement Bond Act 1915[1]	7.500	09/02/2016	05/19/2014	B	25,263
5,000	Chino Hills, CA Improvement Bond Act 1915[1]	7.600	09/02/2021	10/25/2019	B	4,806
55,000	Chino, CA Community Facilities District Special Tax[1]	5.750	09/01/2034	10/11/2032	B	37,565
25,000	Chowchilla, CA Improvement Bond Act 1915[1]	6.700	09/02/2027	12/06/2024	B	21,504
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	5.700	09/01/2016	09/01/2016		51,676
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	6.100	09/01/2021	09/01/2021		13,302
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)[1]	7.000	09/02/2015	10/22/2013	B	10,033
9,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2027		7,309,350
60,000	Chula Vista, CA Special Tax[1]	7.625	09/01/2029	09/01/2009	A	63,667
25,000	Colton, CA Community Facilities District Special Tax[1]	5.800	09/01/2018	10/14/2016	B	21,827
175,000	Colton, CA Joint Unified School District[1]	5.700	09/01/2034	10/17/2030	B	121,482
50,000	Colton, CA Joint Unified School District COP[1]	5.100	06/01/2020	06/01/2009	A	50,371
45,000	Colton, CA Public Financing Authority[1]	5.300	08/01/2027	02/15/2018	B	40,305
50,000	Colton, CA Public Financing Authority, Series B1	5.875	08/01/2027	04/28/2019	B	37,812
20,000	Colton, CA Redevel. Agency (West Valley)[1]	6.375	09/01/2035	01/23/2032	B	15,233
40,000	Concord, CA Joint Powers Financing Authority (Concord Police Facilities)[1]	5.250	08/01/2019	02/01/2009	A	40,048
20,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017	B	16,841
25,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	06/01/2009	A	25,035
F11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$100,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.400%	09/01/2011	03/01/2009	A	$100,255
25,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	03/01/2009	A	25,068
15,000	Corona-Norco, CA Unified School District[1]	5.625	09/01/2033	01/09/2030	B	9,436
85,000	Corona-Norco, CA Unified School District[1]	5.750	09/01/2014	03/01/2009	A	85,102
20,000	Costa Mesa, CA COP[1]	5.750	12/01/2012	12/01/2012		19,572
55,000	Crescent City, CA Public Financing Authority[1]	7.750	09/15/2012	03/15/2009	A	55,050
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)[1]	5.700	09/02/2022	08/17/2018	B	15,741
20,000	Davis, CA Joint Unified School District Special Tax[1]	5.300	08/15/2024	05/11/2021	B	18,054
20,000	Davis, CA Public Facilities Financing Authority (Local Agency)[1]	5.750	09/01/2029	03/01/2009	A	20,043
10,000	Del Mar, CA Unified School District[1]	5.875	09/01/2029	10/13/2027	B	7,503
45,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	03/02/2009	A	45,086
40,000	Dixon, CA Public Financing Authority[1]	5.700	09/02/2020	10/13/2017	B	33,398
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	08/01/2009	A	478,430
205,000	Duarte, CA Hsg. (Heritage Park Apartments)[1]	5.850	05/01/2030	05/01/2022	B	200,351
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.500	09/01/2028	09/14/2027	B	62,971
65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.625	09/01/2034	04/30/2032	B	43,891
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)[1]	5.500	09/01/2024	03/24/2023	B	36,807
15,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		12,268
140,000	El Dorado County, CA Special Tax[1]	6.250	09/01/2029	09/03/2023	B	101,990
25,000	Emeryville, CA Public Financing Authority[1]	6.100	09/01/2012	03/01/2009	A	25,055
145,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	08/27/2021	B	132,189
20,000	Encinitas, CA Improvement Bond Act 1915[1]	6.900	09/02/2017	12/20/2013	B	18,400
25,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)[1]	7.200	09/02/2009	03/02/2009	B	25,304
5,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)[1]	7.375	09/02/2018	07/17/2015	B	4,999
15,000	Florin, CA Resource Conservation District COP[5]	6.000	02/01/2029	04/03/2027	B	11,359
10,000	Folsom, CA Improvement Bond Act 1915[1]	6.500	09/02/2013	10/16/2011	B	9,997
25,000	Folsom, CA Public Financing Authority[1]	5.400	09/02/2020	08/14/2017	B	19,820
25,000	Folsom, CA Public Financing Authority[1]	5.625	09/02/2020	06/15/2017	B	20,782
30,000	Folsom, CA Special Tax Community Facilities District No. 7[1]	6.000	09/01/2024	08/22/2020	B	23,705
F12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$265,000	Fontana, CA Special Tax (Citrus)[1]	5.000%	09/01/2020	09/01/2020		$193,127
10,000	Fontana, CA Special Tax Community Facilities District No. 4[1]	7.125	10/01/2015	04/01/2009	A	10,000
25,000	Fowler, CA Public Financing Authority[1]	6.750	09/15/2023	12/07/2020	B	21,588
30,000	Fremont, CA Unified School District[1]	5.250	09/01/2016	03/01/2009	A	30,387
25,000	Fresno, CA Unified School District COP[1]	4.625	05/01/2011	05/01/2009	A	25,186
25,000	Fresno, CA Water System, Series A1	5.000	06/01/2024	06/01/2010	A	24,735
25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)[1]	6.200	09/01/2032	11/15/2028	B	19,741
80,000	Fullerton, CA School District Special Tax[1]	6.300	09/01/2023	09/16/2022	B	68,746
10,000	Galt, CA Improvement Bond Act 1915[1]	5.900	09/02/2022	09/02/2022		8,246
50,000	Garden Grove, CA COP (Bahia Village/ Emerald Isle)[1]	5.700	08/01/2023	02/01/2009	A	50,247
40,000	Garden Grove, CA Hsg. Authority (Rose Garden)[1]	6.375	07/01/2012	05/31/2011	B	36,570
20,000	Granada, CA Sanitation District Improvement Bond Act 1915[1]	6.125	09/02/2022	09/16/2021	B	16,932
950,000	Grass Valley, CA Redevel. Agency Tax Allocation[1]	6.400	12/01/2034	03/24/2029	B	826,016
15,000	Greenfield, CA Redevel. Agency[1]	6.000	02/01/2029	02/01/2029		11,476
10,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.450	10/01/2017	10/01/2017		9,414
10,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.600	10/01/2019	10/01/2019		9,232
880,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.750	10/01/2025	11/15/2018	B	787,301
130,000	Hawthorne, CA Parking Authority[1]	8.000	09/01/2015	03/01/2009	A	130,156
155,000	Hawthorne, CA Parking Authority[1]	8.125	09/01/2019	03/01/2009	A	157,502
45,000	Hayward, CA Improvement Bond Act 1915[1]	7.100	09/02/2018	09/02/2018		44,198
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.000	06/01/2011	06/01/2009	A	50,112
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.100	06/01/2013	06/01/2009	A	50,109
40,000	Healdsburg, CA Community Redevel. Agency (Sotoyome Community Devel.)[1]	5.250	12/01/2025	08/09/2023	B	38,232
2,000,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	09/01/2035		1,497,560
10,000	Hollister, CA Improvement Bond Act 1915[1]	7.125	09/02/2022	11/13/2016	B	9,247
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	07/06/2017	B	13,635
20,000	Huntington Beach, CA Community Facilities District Special Tax[1]	6.250	09/01/2027	04/14/2026	B	15,807
25,000	Huntington Beach, CA Public Financing Authority[1]	5.500	12/15/2022	06/15/2009	A	25,003
F13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$10,000	Huntington Beach, CA Public Financing Authority[1]	5.500%	12/15/2027	06/15/2009	A	$10,000
35,000	Imperial County, CA Special Tax[1]	6.500	09/01/2031	03/04/2026	B	26,810
50,000	Indio, CA Community Facilities District Special Tax (Talavera)[1]	5.000	09/01/2017	09/01/2017		41,367
95,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	12/01/2009	A	91,756
20,000	Indio, CA Improvement Bond Act 1915[1]	6.350	09/02/2027	11/28/2024	B	15,992
20,000	Indio, CA Improvement Bond Act 1915[1]	6.375	09/02/2027	06/27/2024	B	16,038
16,740,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625	06/01/2021	06/23/2013	B	14,781,922
150,000	Irvine, CA Improvement Bond Act 1915[1]	5.550	09/02/2026	06/15/2023	B	116,658
20,000	Irvine, CA Improvement Bond Act 1915[1]	5.600	09/02/2022	11/21/2019	B	16,443
30,000	Irvine, CA Improvement Bond Act 1915[1]	5.625	09/02/2024	04/30/2022	B	24,078
25,000	Irvine, CA Mobile Home Park (Meadows Mobile Home Park)[1]	6.050	03/01/2028	02/23/2024	B	17,272
100,000	Irvine, CA Unified School District Special Tax Community Facilities District No. 86-1[1]	5.500	11/01/2013	11/01/2009	A	101,190
30,000	Jefferson, CA Union High School District[1]	5.000	08/01/2024	08/01/2009	A	30,469
25,000	Jefferson, CA Union High School District[1]	5.125	08/01/2029	08/01/2009	A	25,357
50,000	Jurupa, CA Community Services District COP[1]	5.125	09/01/2013	03/01/2009	A	50,013
80,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 3[1]	5.875	09/01/2033	03/26/2029	B	52,936
20,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 5[1]	6.125	09/01/2032	08/26/2028	B	13,835
70,000	Kern County, CA (Fire Dept.) COP[1]	5.250	05/01/2013	05/01/2009	A	70,538
50,000	Kern County, CA (Fire Dept.) COP[1]	5.250	05/01/2015	05/01/2009	A	50,385
25,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)[1]	7.000	09/01/2021	05/16/2019	B	23,252
5,000	Kingsburg, CA Public Financing Authority[1]	7.800	09/15/2010	03/15/2009	A	5,008
15,000	Kingsburg, CA Public Financing Authority[1]	8.000	09/15/2021	09/15/2021		14,997
100,000	La Canada Flintridge, CA (City Hall Acquisition) COP[1]	5.250	12/01/2021	06/01/2009	A	100,004
30,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2014	03/27/2013	B	29,053
10,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2019	10/13/2017	B	8,840
55,000	La Mesa, CA Improvement Bond Act 1915[1]	5.750	09/02/2023	08/18/2019	B	42,926
315,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.200	09/01/2028	03/25/2022	B	288,209
15,000	La Verne, CA COP[1]	6.000	11/01/2018	05/01/2009	A	15,041
F14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$1,800,000	Lake Elsinore, CA Improvement Bond Act 1915[1]	7.000%	09/02/2030	10/18/2022	B	$1,516,986
50,000	Lake Elsinore, CA School Financing Authority[1]	6.000	09/01/2011	03/01/2009	A	50,056
500,000	Lake Elsinore, CA Special Tax[1]	5.100	09/01/2022	04/17/2021	B	368,250
1,135,000	Lake Elsinore, CA Unified School District[1]	5.300	09/01/2026	11/01/2024	B	803,160
50,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	6.300	09/01/2024	06/21/2022	B	42,088
60,000	Lancaster, CA Community Facilities District Special Tax[1]	6.000	10/01/2016	07/22/2013	B	55,823
20,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)[1]	6.375	11/01/2027	09/02/2020	B	15,165
115,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	06/01/2019		97,490
15,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.750	06/01/2020	06/01/2020		12,430
50,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.900	06/01/2023	06/01/2023		39,881
1,440,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.900	06/01/2027	12/26/2025	B	1,097,784
1,075,000	Lathrop, CA Financing Authority (Water Supply)[1]	6.000	06/01/2035	03/21/2032	B	777,924
10,000	Lathrop, CA Improvement Bond Act 1915[1]	6.000	09/02/2021	09/02/2021		8,302
15,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)[1]	6.875	09/02/2017	01/30/2014	B	14,344
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000	09/02/2023	09/02/2023		8,042
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2028	10/15/2026	B	46,395
10,000	Lincoln, CA Public Financing Authority (Public Safety & Corp. Yard)[1]	5.000	08/01/2028	11/26/2024	B	8,923
65,000	Lincoln, CA Public Financing Authority (Twelve Bridges)[1]	6.125	09/02/2027	01/23/2024	B	52,370
25,000	Livermore, CA Capital Projects Financing Authority[1]	5.650	09/02/2016	06/07/2014	B	22,800
10,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	5.750	09/01/2012	09/01/2012		9,799
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2026	09/16/2025	B	36,468
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2030	03/30/2029	B	11,766
50,000	Long Beach, CA Airport COP[1]	5.000	06/01/2016	06/01/2009	A	50,124
25,000	Long Beach, CA Special Tax (Pike)[1]	6.250	10/01/2026	02/25/2023	B	20,579
F15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$35,000	Long Beach, CA Special Tax (Pine Avenue)[1]	6.375%	09/01/2023	11/02/2017	B	$29,765
25,000	Long Beach, CA Unified School District[1]	5.250	08/01/2029	08/01/2009	A	25,022
50,000	Long Beach, CA Unified School District[1]	5.500	08/01/2029	02/01/2009	A	50,004
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	7.750	09/01/2017	03/01/2009	A	5,001
50,000	Los Angeles County, CA COP (Insured Health Clinic)[1]	5.750	01/01/2024	07/01/2009	A	49,997
80,000	Los Angeles County, CA COP (Insured Health Clinic)[1]	5.800	12/01/2023	06/01/2009	A	80,050
10,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2015	07/01/2009	A	10,247
25,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2023	07/01/2010	A	25,318
5,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2023	07/01/2009	A	5,041
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)[1]	6.400	09/01/2022	09/03/2018	B	86,546
25,000	Los Angeles, CA Community Redevel. Agency (Cinerama Dome Public Parking)	5.700	07/01/2020	07/01/2020		18,946
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100	12/01/2015	05/01/2009	A	40,010
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	12/01/2017		49,996
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	12/01/2018		49,530
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	12/01/2019		117,062
35,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	12/01/2020		33,588
55,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	12/01/2021		51,729
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)[1]	5.500	09/01/2014	03/01/2009	A	25,034
15,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	08/15/2017	02/15/2009	A	15,035
10,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	10/15/2020	04/15/2009	A	10,024
5,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2024	07/01/2009	A	5,006
70,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	07/01/2009	A	70,039
25,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	03/01/2009	A	25,035
30,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)[1]	7.700	06/20/2028	06/20/2009	A	30,034
45,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	01/01/2030		44,255
10,000	Los Angeles, CA Multifamily Hsg. (Palms Apartments)[1]	5.300	07/01/2018	07/01/2010	A	10,436
F16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$100,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.250%	01/01/2023	07/07/2022	B	$91,135
75,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	06/01/2009	A	75,077
15,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	02/01/2009	A	15,042
25,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	04/19/2021	B	21,708
360,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	04/25/2026	B	313,607
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)[1]	5.750	10/01/2033	09/17/2029	B	35,210
20,000	Manhattan Beach, CA Water & Wastewater Authority COP[1]	5.750	09/01/2020	03/01/2009	A	20,021
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	07/01/2009	A	10,005
25,000	Menifee, CA Union School District Special Tax[1]	6.050	09/01/2026	10/14/2024	B	19,468
125,000	Mill Valley, CA COP (The Redwoods)[1]	5.750	12/01/2020	06/01/2009	A	125,350
10,000	Milpitas, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	10/11/2016	B	8,655
25,000	Monrovia, CA Redevel. Agency Public Parking Facilities[1]	5.200	04/01/2013	04/01/2009	A	25,057
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)[1]	6.100	11/15/2037	09/06/2034	B	6,748
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)[1]	6.000	11/15/2029	02/08/2027	B	17,526
20,000	Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home Park)[1]	6.100	06/15/2029	07/16/2023	B	14,245
10,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.500	09/01/2022	03/27/2021	B	7,870
5,000	Monterey County, CA Hsg. Authority (Parkside Manor Apartments)[1]	6.000	01/01/2029	10/01/2010	C	3,393
10,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.500	03/01/2010	03/01/2009	A	10,085
30,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.500	03/01/2011	03/01/2009	A	30,314
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.600	03/01/2012	03/01/2009	A	65,837
50,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.600	03/01/2013	03/01/2009	A	50,761
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2015	03/01/2009	A	66,294
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	03/01/2009	A	20,444
95,000	Moorpark, CA Mobile Home Park (Villa Del Arroyo)[1]	6.300	05/15/2030	05/14/2026	B	65,930
F17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$110,000	Moorpark, CA Mobile Home Park (Villa Del Arroyo)[1]	7.050%		05/15/2035	08/17/2029	B	$79,619
10,000	Moorpark, CA Mobile Home Park (VillaDel Arroyo)[1]	7.000		05/15/2020	05/25/2016	B	8,451
140,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.700		09/01/2027	09/12/2023	B	110,699
15,000	Morgan Hill, CA Improvement Bond Act 1915[1]	5.600		09/02/2011	09/02/2011		14,856
350,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500		08/01/2013	02/01/2009	A	350,679
205,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500		08/01/2021	02/01/2009	A	205,068
10,000	Murrieta County, CA Water District[1]	6.500		10/01/2015	10/01/2015		9,770
30,000	Murrieta County, CA Water District Special Tax Community Facilities District No. 88-1[1]	6.700		12/01/2030	12/12/2021	B	24,509
10,000	Murrieta, CA Community Facilities District Special Tax (Blackmore Ranch)[1]	6.100		09/01/2034	09/23/2027	B	7,401
20,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.300		09/01/2031	05/06/2029	B	15,488
700,000	Murrieta, CA Community Facilities District Special Tax (Bremerton)[1]	5.625		09/01/2034	01/13/2031	B	482,118
105,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[1]	5.500		09/01/2034	10/09/2032	B	70,702
55,000	Murrieta, CA Improvement Bond Act 1915[1]	6.375		09/01/2031	01/08/2025	B	43,002
50,000	Murrieta, CA Water Public Financing Authority[1]	5.700		10/01/2021	04/01/2009	A	50,267
1,020,000	Napa-Vallejo, CA Waste Management Authority (Solid Waste Transfer Facility)[1]	5.300		02/15/2012	02/15/2012		1,002,680
10,000	Needles, CA Public Utility Authority[1]	6.350		02/01/2012	02/01/2009	A	9,991
190,000	Needles, CA Public Utility Authority[1]	6.650		02/01/2032	02/11/2028	B	154,174
40,000	New Haven, CA Unified School District	5.250	[2]	08/01/2018	08/01/2018		24,490
15,000	Northern CA Power Agency (Hydroelectric)[1]	5.000		07/01/2018	07/01/2009	A	15,177
2,680,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	07/18/2011	C	1,968,782
35,000	Novato, CA GO1	5.000		08/01/2012	02/01/2009	A	35,096
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	5.900		06/01/2014	06/01/2014		28,954
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.000		06/01/2019	06/01/2019		8,858
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100		06/01/2027	03/29/2024	B	38,886
25,000	Ontario, CA Improvement Bond Act 1915[1]	6.800		09/02/2013	03/02/2009	A	24,998
F18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$15,000	Orange County, CA Improvement Bond Act 1915[1]	5.500%	09/02/2016	09/15/2015	B	$13,938
10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.375	09/02/2012	09/02/2012		9,808
115,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.500	09/02/2018	03/08/2018	B	103,349
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.850	09/02/2013	09/02/2013		19,844
55,000	Oroville, CA Hospital[1]	5.400	12/01/2022	06/01/2009	A	54,995
1,415,000	Oxnard, CA Harbor District[1]	5.550	08/01/2013	08/01/2009	A	1,407,883
25,000	Oxnard, CA Improvement Bond Act 1915[1]	5.625	09/02/2027	10/10/2025	B	18,176
40,000	Oxnard, CA School District COP[1]	5.550	08/01/2021	02/01/2009	A	40,178
20,000	Oxnard, CA School District, Series A1	5.250	08/01/2027	02/01/2009	A	20,339
10,000	Oxnard, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2027	04/13/2026	B	7,642
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.000	07/01/2018	08/09/2016	B	211,240
125,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	10/09/2033	B	77,471
250,000	Palmdale, CA Community Redevel. Agency[1]	5.750	08/01/2009	02/01/2009	A	250,120
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.100	09/02/2024	03/02/2013	A	99,147
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.125	09/02/2025	09/02/2025		96,370
45,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.700	09/02/2018	09/02/2018		39,654
25,000	Pasadena, CA Public Financing Authority (Orange Grove & Villa Parke)[1]	5.450	06/01/2012	06/01/2012		24,278
275,000	Perris, CA Community Facilities District Special Tax[1]	6.375	09/01/2032	01/28/2029	B	211,901
60,000	Perris, CA Public Financing Authority[1]	5.750	09/01/2024	10/14/2021	B	46,123
155,000	Perris, CA Public Financing Authority[1]	7.875	09/01/2025	06/09/2019	B	146,318
20,000	Perris, CA Public Financing Authority, Series A1	6.125	09/01/2034	09/30/2030	B	14,709
10,000	Petaluma, CA Improvement Bond Act 1915[1]	6.000	09/02/2020	12/19/2018	B	8,618
60,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.300	09/02/2025	10/18/2023	B	49,876
10,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.350	09/02/2031	05/10/2029	B	7,753
20,000	Pittsburg, CA Improvement Bond Act 1915 (San Marco Phase I)[1]	6.350	09/02/2031	01/27/2028	B	15,506
50,000	Pittsburg, CA Infrastructure Financing Authority[1]	5.850	09/02/2015	09/02/2015		47,166
F19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$130,000	Pittsburg, CA Infrastructure Financing Authority, Series B1	6.000%	09/02/2024	02/03/2020	B	$105,517
45,000	Placentia, CA Public Financing Authority[1]	5.450	09/01/2015	03/01/2009	A	45,050
10,000	Placer County, CA Community Facilities District[1]	6.500	09/01/2026	10/16/2024	B	8,194
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	6.300	09/01/2019	09/01/2019		4,528
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[1]	5.875	09/01/2025	03/29/2024	B	7,713
50,000	Pomona, CA Unified School District[1]	5.100	08/01/2028	02/01/2009	A	50,807
100,000	Port Redwood City, CA GO1	5.400	06/01/2019	01/24/2017	B	92,906
775,000	Poway, CA Community Facilities District (Parkway Business Center)[1]	6.750	08/15/2015	05/15/2009	A	783,355
20,000	Poway, CA Public Financing Authority (Water Services)[1]	5.500	11/01/2015	05/01/2009	A	20,054
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.750	09/01/2032	03/01/2028	B	21,572
25,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.950	09/01/2018	09/01/2018		22,692
35,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	6.100	09/01/2031	03/24/2029	B	26,552
10,000	Rancho Cucamonga, CA Public Finance Authority[1]	6.000	09/02/2020	05/02/2018	B	8,450
20,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.500	09/02/2024	05/02/2022	B	14,847
30,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.750	09/02/2022	03/28/2021	B	24,370
35,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.600	09/01/2020	03/11/2020	B	31,868
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assesment District 1993-1)[1]	7.000	09/02/2013	09/02/2013		54,204
10,000	Redlands, CA Community Facilities District[1]	5.850	09/01/2033	05/27/2031	B	7,146
50,000	Reedley, CA COP (Sierra View Homes)[1]	5.850	03/01/2021	03/01/2009	A	50,111
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.000	09/01/2016	09/01/2016		42,799
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.050	09/01/2017	09/01/2017		20,885
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.125	09/01/2018	09/01/2018		53,466
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.200	09/01/2019	09/01/2019		80,279
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2020	09/01/2020		78,101
F20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250%	09/01/2021	09/01/2021		$38,176
80,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2027	06/21/2024	B	61,380
100,000	River Islands, CA Public Financing Authority[1]	6.150	09/01/2035	06/23/2032	B	69,908
250,000	Riverside County, CA Community Facilities District Special Tax[1]	5.000	09/01/2012	09/01/2012		237,740
15,000	Riverside County, CA Community Facilities District Special Tax[1]	6.000	09/01/2030	05/01/2028	B	11,090
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.100	09/01/2013	09/01/2013		139,334
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.150	09/01/2014	09/01/2014		195,788
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.200	09/01/2015	09/01/2015		342,088
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.250	09/01/2016	09/01/2016		195,802
1,255,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.500	09/01/2020	03/27/2019	B	1,004,929
370,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.150	09/01/2010	09/01/2010		366,881
200,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.300	09/01/2011	09/01/2011		196,144
210,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.350	09/01/2012	09/01/2012		202,119
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.400	09/01/2013	09/01/2013		404,802
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.450	09/01/2014	09/01/2014		416,237
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.500	09/01/2015	09/01/2015		429,847
80,000	Riverside County, CA Public Financing Authority (Menifee Village)[1]	7.150	09/01/2011	03/01/2009	A	80,067
505,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	05/04/2015	B	468,085
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)[1]	6.250	09/02/2029	10/17/2027	B	154,430
10,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[1]	8.500	09/02/2012	03/02/2009	A	10,015
10,000	Riverside, CA Unified School District[1]	5.000	02/01/2027	02/01/2013	A	9,779
100,000	Riverside, CA Unified School District[1]	5.350	09/01/2024	03/04/2024	B	72,873
90,000	Riverside, CA Unified School District[1]	5.450	09/01/2025	10/10/2023	B	65,570
100,000	Riverside, CA Unified School District[1]	5.500	09/01/2034	10/10/2032	B	66,376
80,000	Riverside, CA Unified School District[1]	5.700	09/01/2034	01/01/2031	B	55,050
10,000	Riverside, CA Unified School District[1]	6.000	09/01/2029	05/25/2023	B	7,483
F21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$25,000	Romoland, CA School District Special Tax[1]	6.000%		09/01/2033	11/10/2029	B	$17,800
50,000	Romoland, CA School District Special Tax[1]	6.375		09/01/2033	06/04/2031	B	37,458
50,000	Romoland, CA School District Special Tax[1]	6.375		09/01/2033	09/27/2026	B	37,458
45,000	Roseville, CA Special Tax (North Central Community District)[1]	5.800		09/01/2017	01/15/2014	B	40,813
10,000	Roseville, CA Special Tax Community Facilities District No. 1 (Westpark)[1]	4.300		09/01/2012	09/01/2012		8,922
25,000	Sacramento County, CA COP[1]	5.375		02/01/2019	02/01/2009	A	25,051
1,000,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000		02/01/2033	12/20/2024	B	981,310
20,000	Sacramento County, CA Sanitation District Financing Authority[1]	5.600		12/01/2017	06/01/2009	A	20,069
375,000	Sacramento, CA Cogeneration Authority[1]	5.200		07/01/2021	07/12/2020	B	367,928
10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)[1]	5.500		09/02/2016	03/02/2009	A	10,027
55,000	Sacramento, CA Municipal Utility District[1]	5.750		11/15/2009	05/15/2009	A	56,820
20,000	Sacramento, CA Municipal Utility District[1]	8.000		11/15/2010	11/15/2009	A	20,100
70,000	Sacramento, CA Special Tax[1]	5.700		12/01/2020	09/15/2017	B	58,531
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	6.300		09/01/2026	12/31/2023	B	24,847
10,000	Saddleback Valley, CA Unified School District[1]	5.650		09/01/2017	03/01/2009	A	10,033
5,000	Saddleback Valley, CA Unified School District[1]	7.200		12/01/2011	06/01/2009	A	5,019
95,000	Salida, CA Public Facilities Financing Agency[1]	5.250		09/01/2028	09/01/2009	A	94,421
100,000	Salinas, CA Improvement Bond Act 1915[1]	5.450		09/02/2013	09/02/2013		94,361
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)[1]	5.500		09/02/2013	09/02/2013		47,935
30,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2010	05/01/2009	A	30,094
120,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	05/01/2009	A	120,218
275,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	05/01/2031		63,588
885,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	02/04/2026	B	784,207
700,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2028	05/18/2027	B	602,511
95,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250		08/01/2016	02/01/2009	A	95,220
25,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500		08/01/2019	08/01/2010	A	25,011
125,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500		08/01/2019	02/01/2009	A	125,055
F22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$20,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500%	08/01/2022	08/01/2009	A	$19,999
305,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500	08/01/2024	02/05/2024	B	295,576
60,000	San Bernardino County, CA Hsg. Authority (Glen Aire Mobile Home Park)[1]	6.700	12/20/2041	11/20/2016	A	63,615
110,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	06/01/2009	A	110,102
25,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	06/01/2009	A	25,023
75,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600	01/01/2015	07/01/2009	A	75,209
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625	04/01/2026	07/06/2023	B	128,355
685,000	San Bernardino, CA Mountains Community Hospital District COP[5]	5.000	02/01/2017	03/07/2015	B	519,531
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)[1]	7.875	07/01/2025	12/17/2018	B	27,059
95,000	San Diego County, CA COP (San Diego Hospital Assoc./Sharp Memorial Hospital Obligated Group)[1]	5.000	08/15/2018	08/15/2010	A	96,065
70,000	San Diego County, CA COP (San Diego Hospital Assoc./Sharp Memorial Hospital Obligated Group)[1]	5.000	08/15/2028	05/04/2024	B	62,450
50,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.500	11/01/2009	05/01/2009	A	50,103
320,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.600	11/01/2010	05/01/2009	A	320,675
25,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.600	11/01/2010	05/01/2009	A	25,080
35,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.800	11/01/2016	05/01/2009	A	35,076
105,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	6.000	11/01/2019	05/01/2009	A	105,173
25,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	6.000	11/01/2020	05/01/2009	A	25,036
160,000	San Diego, CA Mtg. (Mariners Cove)[1]	5.800	09/01/2015	03/01/2009	A	160,336
65,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	05/15/2015	05/15/2009	A	65,122
200,000	San Diego, CA Public Facilities Financing Authority[1]	5.200	05/15/2013	05/15/2009	A	200,478
25,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	05/15/2022	05/15/2009	A	25,035
F23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$25,000	San Diego, CA Public Facilities Financing Authority[1]	5.250%	05/15/2022	05/15/2009	A	$25,035
70,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	05/15/2027	06/21/2025	B	67,992
15,000	San Diego, CA Public Facilities Financing Authority[1]	5.375	05/15/2017	05/15/2009	A	15,084
35,000	San Diego, CA Sewer, Series A1	5.250	05/15/2020	05/15/2009	A	35,078
115,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000	07/01/2028	07/01/2010	A	114,854
55,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2017	05/01/2017		54,508
270,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2019	11/04/2018	B	260,674
70,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2021	05/01/2021		66,586
275,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2022	05/01/2022		256,996
130,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2023	11/23/2021	B	115,106
278,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2025	05/14/2024	B	244,893
180,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2028	05/14/2027	B	152,492
30,000	San Francisco, CA City & County Airports Commission[1]	5.125	05/01/2021	05/01/2021		28,007
185,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	01/01/2026		158,247
25,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2016	05/01/2012	A	25,933
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.000	01/01/2014	07/01/2009	A	10,033
260,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	01/01/2010	A	259,737
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	01/01/2021		37,244
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	01/01/2027		42,130
25,000	San Francisco, CA City & County COP (2789 25th Street Property)[1]	5.000	09/01/2013	03/01/2009	A	25,065
20,000	San Francisco, CA City & County COP (77th Street Property)[1]	5.300	09/01/2022	03/01/2009	A	20,233
90,000	San Francisco, CA City & County COP (San Bruno Jail)[1]	5.250	10/01/2026	10/01/2010	A	90,122
50,000	San Francisco, CA City & County Financing Corp. (Comb Emergency Communications)[1]	5.000	04/01/2015	04/01/2009	A	50,130
F24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$70,000	San Francisco, CA City & County Financing Corp. (Comb Emergency Communications)[1]	5.300%	04/01/2011	04/01/2009	A	$70,174
45,000	San Francisco, CA City & County Improvement Bond Act 1915[1]	6.850	09/02/2026	01/16/2021	B	41,041
25,000	San Francisco, CA City & County Parking Authority (Parking Meter)[1]	5.000	06/01/2018	06/01/2009	A	25,192
115,000	San Francisco, CA City & County Redevel. Agency[1]	6.750	07/01/2025	07/01/2009	A	115,237
90,000	San Francisco, CA City & County Redevel. Agency (South Beach)[1]	5.700	03/01/2029	03/01/2009	A	90,019
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)[1]	6.125	09/01/2024	06/23/2021	B	19,767
775,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.375	01/15/2029	01/15/2029		540,446
20,000	San Jose, CA Improvement Bond Act 1915[1]	5.600	09/02/2016	09/02/2016		17,854
25,000	San Jose, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	09/02/2018		21,637
95,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2019	09/02/2019		80,490
60,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		50,581
280,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	08/02/2020	B	277,872
30,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	10/11/2012	B	20,757
275,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	10/06/2025	B	265,546
10,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	02/01/2009	A	10,131
45,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	08/01/2009	A	45,212
20,000	San Jose, CA Unified School District COP[1]	5.000	06/01/2016	06/01/2009	A	20,050
35,000	San Jose, CA Unified School District COP[1]	5.125	06/01/2022	06/01/2009	A	35,054
200,000	San Marcos, CA Public Facilities Authority[1]	5.800	09/01/2018	07/31/2016	B	184,150
35,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	05/09/2021	B	32,489
1,045,000	San Marcos, CA Special Tax[1]	5.900	09/01/2028	05/02/2026	B	793,928
20,000	San Mateo, CA Sewer[1]	5.000	08/01/2028	08/13/2027	B	19,276
15,000	San Rafael, CA Joint Powers Financing Authority[1]	6.000	09/02/2011	03/02/2009	A	14,998
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/01/2014	A	81,933
25,000	Santa Clara, CA Unified School District[1]	5.000	08/01/2022	02/01/2009	A	25,234
50,000	Santa Cruz County, CA Hsg. Authority (Northgate Apartments)[1]	5.350	07/20/2022	07/20/2011	A	50,137
5,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.200	09/01/2020	09/01/2009	A	5,266
20,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.200	09/01/2020	06/23/2018	B	19,476
F25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$45,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.250%	09/01/2029	03/29/2026	B	$39,377
25,000	Santa Maria, CA COP[1]	5.500	08/01/2021	08/01/2009	A	24,999
30,000	Santa Nella County, CA Water District[1]	6.250	09/02/2028	02/22/2021	B	23,552
175,000	Santa Rosa, CA Improvement Bond Act 1915 (Fountaingrove Parkway)[1]	5.700	09/02/2019	05/01/2017	B	147,495
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)[1]	6.700	09/02/2022	12/09/2019	B	17,724
40,000	Santa Rosa, CA Improvement Bond Act 1915 (Skyhawk)[1]	5.750	09/02/2020	11/22/2017	B	32,950
50,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	5.500	09/01/2030	04/26/2028	B	35,714
935,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	6.375	09/01/2030	08/14/2022	B	754,349
115,000	Scotts Valley, CA Special Tax[1]	5.200	09/01/2028	04/25/2026	B	100,288
15,000	Sequoia, CA Hospital District[1]	5.375	08/15/2023	02/15/2009	A	15,926
110,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.000	11/01/2013	11/01/2013		102,929
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.250	11/01/2017	11/01/2017		86,228
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.300	11/01/2018	11/01/2018		83,247
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.350	11/01/2019	11/01/2019		83,031
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.375	11/01/2020	11/01/2020		80,784
75,000	Solana Beach, CA Community Facilities District[1]	5.200	09/01/2009	09/01/2009		75,044
80,000	Solana Beach, CA Community Facilities District[1]	5.300	09/01/2010	09/01/2010		79,514
20,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	07/01/2009	A	20,023
30,000	Southern CA Public Power Authority (Palo Verde)[1]	5.000	07/01/2017	07/01/2009	A	30,082
2,125,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	10/14/2012	C	1,518,759
1,935,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	11/25/2020	B	1,063,457
25,000	Stockton, CA Community Facilities District[1]	5.550	08/01/2014	02/24/2013	B	23,650
25,000	Stockton, CA Community Facilities District[1]	6.750	08/01/2010	02/01/2009	A	25,145
20,000	Stockton, CA COP[1]	5.200	09/01/2029	04/27/2027	B	18,432
30,000	Stockton, CA Improvement Bond Act 1915[1]	5.800	09/02/2020	04/19/2017	B	25,403
25,000	Stockton, CA Improvement Bond Act 1915 (Weber/Sperry)[1]	5.650	09/02/2013	09/02/2013		24,916
F26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$50,000	Susanville, CA COP[5]	5.750%	05/01/2011	05/01/2011		$49,751
135,000	Susanville, CA COP[5]	6.000	05/01/2011	05/01/2010	A	135,009
60,000	Susanville, CA Public Financing Authority[1]	5.500	09/01/2027	09/01/2014	A	60,620
45,000	Sweetwater, CA Authority[1]	5.250	04/01/2010	10/05/2009	B	46,080
15,000	Tejon Ranch, CA Public Facilities Finance Authority[1]	7.200	09/01/2030	05/09/2026	B	12,368
735,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax (Community Facilities District No. 1)[1]	7.200	09/01/2030	08/19/2023	B	606,008
30,000	Temecula Valley, CA Unified School District Community Facilities District No. 02-1[1]	6.125	09/01/2033	10/14/2031	B	22,392
830,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.350	09/01/2009	09/01/2009		809,217
865,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.500	09/01/2010	09/01/2010		804,813
905,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.650	09/01/2011	09/01/2011		805,106
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	04/27/2016	B	19,063
835,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	04/01/2009	A	838,148
50,000	Tracy, CA Community Facilities District[1]	5.400	09/01/2015	09/01/2015		44,970
50,000	Tracy, CA Community Facilities District[1]	6.100	09/01/2015	09/01/2015		46,965
10,000	Tracy, CA Community Facilities District[1]	6.500	09/01/2020	09/01/2020		8,794
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)[1]	6.250	09/01/2032	05/07/2030	B	18,952
100,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.000	09/01/2027	05/31/2025	B	76,725
30,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.300	09/01/2017	09/01/2017		27,544
35,000	Tracy, CA Improvement Bond Act 1915[1]	5.700	09/02/2023	08/16/2019	B	27,137
75,000	Tracy, CA Operating Partnership Joint Powers Authority[1]	6.100	09/02/2021	05/15/2019	B	64,161
30,000	Truckee-Donner, CA Public Utility District Special Tax[1]	5.800	09/01/2035	05/25/2033	B	21,071
75,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.000	09/01/2028	06/06/2026	B	57,110
20,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100	09/01/2033	10/31/2031	B	14,797
30,000	Tulare County, CA COP[1]	5.700	02/15/2009	02/15/2009		30,049
25,000	Turlock, CA Irrigation District, Series A1	5.000	01/01/2026	01/01/2010	A	24,551
210,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	5.900	09/01/2024	02/09/2021	B	161,278
F27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$185,000	Upland, CA COP (San Antonio Community Hospital)[1]	5.000%	01/01/2018	07/01/2009	A	$185,024
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)[1]	5.850	09/02/2016	09/02/2016		18,185
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)[1]	6.300	09/02/2013	09/02/2013		9,919
195,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	11/16/2019	B	173,644
145,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	11/01/2011	A	147,606
275,000	Val Verde, CA Unified School District[1]	6.125	09/01/2034	06/24/2031	B	221,067
30,000	Vallejo, CA Public Financing Authority, Series A1	7.500	09/01/2020	03/24/2016	B	28,413
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2017	09/01/2017		35,770
30,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2026	05/02/2024	B	23,024
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.125	09/01/2034	06/24/2031	B	29,133
25,000	Vallejo, CA Unified School District[1]	5.400	08/01/2024	02/01/2009	A	25,076
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2025	09/01/2025		8,082
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2028	09/16/2027	B	15,229
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	5.500	09/01/2019	09/01/2019		21,090
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.000	12/01/2022	10/04/2016	C	1,762,987
90,000	Ventura, CA Port District COP[1]	6.375	08/01/2028	02/01/2021	B	71,757
145,000	Victor, CA Elementary School District[1]	5.600	09/01/2034	04/06/2033	B	98,873
60,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	04/01/2009	A	60,145
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	06/01/2009	A	4,963
20,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2010	03/02/2009	A	20,648
25,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2013	03/02/2009	A	25,788
25,000	West Contra Costa, CA Unified School District[1]	5.000	08/01/2023	08/01/2010	A	25,165
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	03/01/2009	A	100,027
20,000	West Patterson, CA Financing Authority Special Tax[1]	5.850	09/01/2028	10/29/2026	B	14,946
10,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2019	09/01/2019		8,650
15,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2039	05/18/2035	B	10,519
F28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$105,000	West Patterson, CA Financing Authority Special Tax[1]	6.600%	09/01/2033	12/17/2030	B	$81,426
25,000	West Patterson, CA Financing Authority Special Tax[1]	6.700	09/01/2032	04/26/2028	B	19,886
10,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2035	05/18/2026	B	7,851
115,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2036	03/22/2027	B	90,058
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District[1]	5.600	09/01/2019	09/01/2019		8,340
60,000	West Sacramento, CA Financing Authority Special Tax[1]	6.100	09/01/2029	02/15/2026	B	46,082
5,000	West Sacramento, CA Improvement Bond Act 1915[1]	8.500	09/02/2017	03/02/2009	A	5,074
250,000	West Sacramento, CA Special Tax Community Facilities District No. 12[1]	5.750	09/01/2029	03/01/2009	A	250,015
50,000	West Sacramento, CA Special Tax Community Facilities District No. 14[1]	6.125	09/01/2021	11/30/2018	B	42,874
10,000	West Sacramento, CA Special Tax Community Facilities District No. 17[1]	5.875	09/01/2033	08/17/2029	B	7,172
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)[1]	6.500	09/01/2031	08/11/2027	B	39,506
25,000	Western CA Municipal Water Districts[1]	7.125	09/02/2014	03/02/2009	A	25,495
30,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	03/01/2009	A	30,041
70,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	03/25/2022	B	66,064
50,000	Yuba City, CA Unified School District COP[1]	4.900	02/01/2011	02/01/2009	A	50,108
30,000	Yuba City, CA Unified School District COP[1]	5.250	02/01/2022	02/01/2009	A	30,041
25,000	Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile Home)[1]	6.000	05/01/2030	07/06/2025	B	17,349
30,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1[1]	6.000	09/01/2028	01/23/2021	B	22,844

						224,493,855

U.S. Possessions—7.0%
600,000	Guam Government Waterworks Authority and Wastewater System[1]	6.000	07/01/2025	11/19/2021	B	490,146
60,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	05/15/2014	B	43,035
360,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	10/01/2031	B	302,436
110,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	06/01/2009	A	110,768
6,935,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/16/2024	B	5,976,167
F29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$1,185,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500%	07/01/2012	01/28/2011	B	$1,083,244
520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2013	07/01/2010	A	522,964
1,500,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023	08/01/2023		1,359,630
135,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	07/01/2009	A	135,575
75,000	Puerto Rico Port Authority, Series D1	6.000	07/01/2021	09/24/2018	B	74,285
1,160,000	Puerto Rico Port Authority, Series D1	7.000	07/01/2014	07/01/2009	A	1,162,088
900,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027	02/01/2012	D	883,359
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2024		208,010
160,000	V.I. Public Finance Authority, Series A1	5.500	10/01/2022	01/09/2021	B	140,814
2,500,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	10/01/2010	A	2,518,275
1,000,000	V.I. Water & Power Authority[1]	5.000	07/01/2023	07/01/2023		883,160

						15,893,956

Total Municipal Bonds and Notes (Cost $282,232,951)						240,387,811

Short-Term Notes—5.9%
3,400,000	CA GO	9.500	02/11/2009			3,400,000
5,000,000	CA GO	9.750	02/10/2009			5,000,000
5,000,000	CA GO	9.750	02/19/2009			5,000,000

Total Short-Term Notes (Cost $13,400,000)						13,400,000

Total Investments, at Value (Cost $295,632,951)—111.7%						253,787,811
Liabilities in Excess of Other Assets—(11.7)						(26,530,624)

Net Assets—100.0%						$227,257,187

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

D.	Date of mandatory put.

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2009 was $6,724,501, which represents 2.96% of the Fund’s net assets. See Note 5 of accompanying Notes.

6.	Issue is in default. See Note 1 of accompanying Notes.

7.	Non-income producing security.
F30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	253,787,811	—
Level 3—Significant Unobservable Inputs	—	—

Total	$253,787,811	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
FH	Foothill Hospital
GO	General Obligation
HFA	Housing Finance Agency
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

See accompanying Notes to Financial Statements.
F31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2009

Assets
Investments, at value (cost $295,632,951)—see accompanying statement of investments	$253,787,811
Cash	248,499
Receivables and other assets:
Investments sold	8,693,757
Interest	4,162,046
Shares of beneficial interest sold	648,193
Other	799,630

Total assets	268,339,936

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	36,700,000
Payable for short-term floating rate notes issued (See Note 1)	3,227,000
Shares of beneficial interest redeemed	699,763
Dividends	129,944
Investments purchased	96,435
Interest expense on borrowings	52,439
Distribution and service plan fees	48,543
Trustees’ compensation	23,757
Shareholder communications	21,213
Transfer and shareholder servicing agent fees	6,793
Other	76,862

Total liabilities	41,082,749

Net Assets	$227,257,187

Composition of Net Assets
Par value of shares of beneficial interest	$75,441
Additional paid-in capital	272,811,725
Accumulated net investment income	714,288
Accumulated net realized loss on investments	(4,499,127)
Net unrealized depreciation on investments	(41,845,140)

Net Assets	$227,257,187

F32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $163,370,888 and 54,199,993 shares of beneficial interest outstanding)	$3.01
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.12

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,964,594 and 637,742 shares of beneficial interest outstanding)	$3.08

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $61,921,705 and 20,603,273 shares of beneficial interest outstanding)	$3.01
See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2009

Investment Income
Interest	$8,307,227
Other income	96

Total investment income	8,307,323

Expenses
Management fees	632,139
Distribution and service plan fees:
Class A	245,697
Class B	9,933
Class C	355,935
Transfer and shareholder servicing agent fees:
Class A	29,463
Class B	1,410
Class C	17,846
Shareholder communications:
Class A	12,761
Class B	646
Class C	6,363
Borrowing fees	357,383
Interest expense on borrowings	169,821
Interest expense and fees on short-term floating rate notes issued (See Note 1)	54,545
Legal, auditing and other professional fees	27,198
Trustees’ compensation	4,850
Custodian fees and expenses	842
Other	23,025

Total expenses	1,949,857
Less reduction to custodian expenses	(842)

Net expenses	1,949,015

Net Investment Income	6,358,308

Realized and Unrealized Loss
Net realized loss on investments	(3,721,000)
Net change in unrealized depreciation on investments	(26,966,307)

Net Decrease in Net Assets Resulting from Operations	$(24,328,999)

See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2009	July 31,
	(Unaudited)	2008

Operations
Net investment income	$6,358,308	$12,594,357
Net realized loss	(3,721,000)	(579,392)
Net change in unrealized depreciation	(26,966,307)	(17,182,405)

Net decrease in net assets resulting from operations	(24,328,999)	(5,167,440)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(4,645,227)	(9,692,459)
Class B	(36,392)	(67,103)
Class C	(1,390,006)	(2,491,188)

	(6,071,625)	(12,250,750)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(42,449,488)	33,320,429
Class B	137,598	11,952
Class C	(7,747,371)	22,596,910

	(50,059,261)	55,929,291

Net Assets
Total increase (decrease)	(80,459,885)	38,511,101
Beginning of period	307,717,072	269,205,971

End of period (including accumulated net investment income of $714,288 and $427,605, respectively)	$227,257,187	$307,717,072

See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2009

Cash Flows from Operating Activities

Net decrease in net assets from operations	$(24,328,999)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(31,192,994)
Proceeds from disposition of investment securities	39,608,289
Short-term investment securities, net	15,811,012
Premium amortization	463,160
Discount accretion	(711,415)
Net realized loss on investments	3,721,000
Net change in unrealized depreciation on investments	26,966,307
Decrease in interest receivable	383,970
Increase in receivable for securities sold	(7,009,314)
Increase in other assets	(773,597)
Increase in payable for securities purchased	86,219
Increase in payable for accrued expenses	52,735

Net cash provided by operating activities	23,076,373

Cash Flows from Financing Activities

Proceeds from bank borrowings	107,100,000
Payments on bank borrowings	(71,700,000)
Payments on short-term floating rate notes issued	(1,933,000)
Proceeds from shares sold	52,156,871
Payments on shares redeemed	(106,918,013)
Cash distributions paid	(1,978,556)

Net cash used in financing activities	(23,272,698)
Net decrease in cash	(196,325)
Cash, beginning balance	444,824

Cash, ending balance	$248,499

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $4,241,724
Cash paid for interest on bank borrowings—$125,066
Cash paid for interest on short-term floating rate notes issued—$54,545
See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004[1]

Per Share Operating Data
Net asset value, beginning of period	$3.34	$3.55	$3.52	$3.56	$3.30	$3.35

Income (loss) from investment operations:
Net investment income	.08 [2]	.15 [2]	.15 [2]	.15 [2]	.16 [2]	.07
Net realized and unrealized gain (loss)	(.33)	(.22)	.02	(.03)	.25	(.06)

Total from investment operations	(.25)	(.07)	.17	.12	.41	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.14)	(.14)	(.16)	(.15)	(.06)

Net asset value, end of period	$3.01	$3.34	$3.55	$3.52	$3.56	$3.30

Total Return, at Net Asset Value[3]	(7.70)%	(1.85)%	4.99%	3.32%	12.78%	0.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163,371	$228,159	$208,041	$161,562	$44,554	$11,627

Average net assets (in thousands)	$197,948	$229,325	$186,689	$105,009	$21,877	$8,381

Ratios to average net assets:[4]
Net investment income	4.87%	4.36%	4.10%	4.19%	4.76%	4.99%
Expenses excluding interest and fees on short-term floating rate notes issued	1.18%	0.89%	1.04%	1.42%	1.66%	1.92%
Interest and fees on short-term floating rate notes issued	0.04%[5]	0.15%[5]	0.24%[5]	—	—	—

Total expenses	1.22%	1.04%	1.28%	1.42%	1.66%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.22%	1.03%	1.08%	0.80%	0.80%	0.76%

Portfolio turnover rate	16%	41%	17%	33%	4%	2%

1.	For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004[1]

Per Share Operating Data
Net asset value, beginning of period	$3.41	$3.62	$3.59	$3.63	$3.36	$3.35

Income (loss) from investment operations:
Net investment income	.06 [2]	.12 [2]	.12 [2]	.13 [2]	.14 [2]	.05
Net realized and unrealized gain (loss)	(.33)	(.22)	.02	(.04)	.26	— [3]

Total from investment operations	(.27)	(.10)	.14	.09	.40	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.11)	(.11)	(.13)	(.13)	(.04)

Net asset value, end of period	$3.08	$3.41	$3.62	$3.59	$3.63	$3.36

Total Return, at Net Asset Value[4]	(7.97)%	(2.69)%	4.05%	2.49%	12.03%	1.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,964	$2,028	$2,136	$2,517	$1,295	$510

Average net assets (in thousands)	$1,974	$2,068	$2,276	$1,980	$836	$297

Ratios to average net assets:[5]
Net investment income	3.97%	3.46%	3.34%	3.49%	4.11%	3.96%
Expenses excluding interest and fees on short-term floating rate notes issued	2.12%	1.77%	1.94%	2.30%	2.86%	2.86%
Interest and fees on short-term floating rate notes issued	0.04%[6]	0.15%[6]	0.24%[6]	—	—	—

Total expenses	2.16%	1.92%	2.18%	2.30%	2.86%	2.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.16%	1.91%	1.89%	1.55%	1.55%	1.55%

Portfolio turnover rate	16%	41%	17%	33%	4%	2%

1.	For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004[1]

Per Share Operating Data
Net asset value, beginning of period	$3.33	$3.54	$3.51	$3.56	$3.30	$3.35

Income (loss) from investment operations:
Net investment income	.06 [2]	.12 [2]	.12 [2]	.12 [2]	.14 [2]	.05
Net realized and unrealized gain (loss)	(.32)	(.21)	.03	(.04)	.25	(.06)

Total from investment operations	(.26)	(.09)	.15	.08	.39	(.01)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.12)	(.13)	(.13)	(.04)

Net asset value, end of period	$3.01	$3.33	$3.54	$3.51	$3.56	$3.30

Total Return, at Net Asset Value[3]	(7.78)%	(2.59)%	4.25%	2.30%	12.00%	(0.16)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,922	$77,530	$59,029	$51,659	$21,589	$4,079

Average net assets (in thousands)	$70,687	$71,291	$55,357	$39,346	$9,836	$2,044

Ratios to average net assets:[4]
Net investment income	4.10%	3.58%	3.34%	3.46%	3.98%	3.92%
Expenses excluding interest and fees on short-term floating rate notes issued	1.96%	1.67%	1.84%	2.21%	2.55%	2.93%
Interest and fees on short-term floating rate notes issued	0.04%[5]	0.15%[5]	0.24%[5]	—	—	—

Total expenses	2.00%	1.82%	2.08%	2.21%	2.55%	2.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%	1.81%	1.86%	1.55%	1.55%	1.55%

Portfolio turnover rate	16%	41%	17%	33%	4%	2%

1.	For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
F41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
There have been no significant changes to the fair valuation methodologies during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $3,187,354 as of January 31, 2009, which represents 1.19% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2009, municipal bond holdings with a value of $6,378,707 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $3,227,000 in short-term floating rate notes issued and outstanding at that date.
F42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

At January 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater	Rate[1]	Date	Value

$3,223,000	CA Austin Trust Various States Inverse Certificates	10.159%	2/1/42	$3,151,707

1.	Represents the current interest rate for a variable rate bond known as an “inverse floater”.
The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2009, securities with an aggregate market value of $329,870, representing 0.15% of the Fund’s net assets, were in default.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal
F43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 31, 2008, the Fund had available for federal income tax purposes post-October losses of $550,667 and unused capital loss carryforwards as follows:

Expiring

2013	$17,565
2014	1,553
2015	172,117
2016	55,871

Total	$247,106

As of January 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $4,518,773 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$295,633,372

Gross unrealized appreciation	$173,613
Gross unrealized depreciation	(42,019,174)

Net unrealized depreciation	$(41,845,561)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect
F44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,491
Payments Made to Retired Trustees	1,806
Accumulated Liability as of January 31, 2009	17,715
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	12,364,889	$38,936,830	48,479,554	$167,086,390
Dividends and/or distributions reinvested	1,085,399	3,372,173	1,875,204	6,422,486
Redeemed	(27,517,327)	(84,758,491)	(40,750,692)	(140,188,447)

Net increase (decrease)	(14,067,039)	$(42,449,488)	9,604,066	$33,320,429

Class B
Sold	159,504	$506,278	245,171	$861,459
Dividends and/or distributions reinvested	7,845	24,831	14,350	50,271
Redeemed	(123,759)	(393,511)	(255,544)	(899,778)

Net increase	43,590	$137,598	3,977	$11,952

Class C
Sold	4,145,446	$12,961,153	13,224,730	$45,354,132
Dividends and/or distributions reinvested	273,326	844,720	444,053	1,516,895
Redeemed	(7,080,704)	(21,553,244)	(7,087,050)	(24,274,117)

Net increase (decrease)	(2,661,932)	$(7,747,371)	6,581,733	$22,596,910

F46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations for the six months ended January 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$31,192,994	$39,608,289
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2009, the Fund paid $49,780 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders
F47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class C shares were $874,228. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2009	$23,406	$40,614	$3,587	$17,532
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2009, investments in securities included issues that are illiquid.
Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with
F48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (1.3014% as of January 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2009 equal 0.39% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2009, the Fund had borrowings outstanding at an interest rate of 1.3014%. Details of the borrowings for the six months ended January 31, 2009 are as follows:

Average Daily Loan Balance	$10,845,109
Average Daily Interest Rate	3.054%
Fees Paid	$1,105,703
Interest Paid	$125,066
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

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F50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the
21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded that, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California short/intermediate municipal debt funds. The Board noted that the Fund’s three-year and since inception performance for periods ended December 31, 2007, were better than its peer group median although its one-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and California short/intermediate municipal debt and “other states” short/intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the
22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund
By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 03/12/2009